Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from Operating activities
Net income/(loss) for the year	$ 169	$ (4,349)	$ (8,611)
Adjustments for:
Pension and medical benefits (actuarial expense)	2,726	2,304	1,960
Results in equity-accounted investments	(673)	218	177
Depreciation, depletion and amortization	13,307	13,965	11,591
Impairment of assets (reversal)	1,191	6,193	12,299
Exploratory expenditures write-offs	279	1,281	1,441
Gains and losses on disposals/write-offs of assets	(1,498)	(293)	758
Foreign exchange, indexation and finance charges	9,602	7,962	9,172
Deferred income taxes, net	467	(913)	(2,043)
Allowance (reversals) for impairment of trade and others receivables	708	1,131	941
Inventory write-down to net realizable value	66	343	431
Reclassification of cumulative translation adjustment and other comprehensive income	59	1,457	0
Revision and unwinding of discount on the provision for decommissioning costs	425	(836)	382
Gain on remeasurement of investment retained with loss of control	(217)	0	0
Provision for the class action agreement	3,449	0	0
Decrease (Increase) in assets
Trade and other receivables, net	(978)	(39)	(396)
Inventories	(336)	(518)	291
Judicial deposits	(1,671)	(986)	(789)
Other assets	(223)	(319)	(819)
Increase (Decrease) in liabilities
Trade payables	(62)	(1,060)	(1,226)
Other taxes payable	2,952	1,047	1,628
Pension and medical benefits	(919)	(766)	(709)
Other liabilities	(912)	664	76
Income taxes paid	(799)	(372)	(567)
Net cash provided by operating activities	27,112	26,114	25,987
Cash flows from Investing activities
Capital expenditures	(13,639)	(14,085)	(21,653)
Investments in investees	(75)	(125)	(108)
Proceeds from disposal of assets-Divestment	3,091	2,205	224
Divestment (Investment) in marketable securities	(861)	229	7,982
Dividends received	452	473	259
Net cash used in investing activities	(11,032)	(11,303)	(13,296)
Cash flows from Financing activities
Investments by non-controlling interest	19	29	100
Proceeds from financing	27,075	18,897	17,420
Repayment of principal	(36,095)	(30,660)	(14,809)
Repayment of interest	(6,981)	(7,308)	(6,305)
Dividends paid to non-controlling interests	(167)	(72)	(74)
Proceeds from sale of interest without loss of control	1,511		503
Net cash used in financing activities	(14,638)	(19,114)	(3,165)
Effect of exchange rate changes on cash and cash equivalents	(128)	450	(1,123)
Net decrease in cash and cash equivalents	1,314	(3,853)	8,403
Cash and cash equivalents at beginning of period	21,205	25,058	16,655
Cash and cash equivalents at end of period	$ 22,519	$ 21,205	$ 25,058